Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Assets
Property, plant and equipment, at cost	$ 6,088,011	$ 5,707,017
Less: accumulated depreciation	1,399,086	1,305,027
Net property, plant and equipment	4,688,925	4,401,990
Current assets:
Cash and cash equivalents	3,229	4,138
Accounts receivable and unbilled revenues, net	99,146	96,999
Deferred income taxes		26,849
Inventory, materials and supplies	12,414	12,788
Prepayments and other current assets	11,802	11,748
Assets held for sale	1,779
Total current assets	128,370	152,522
Regulatory assets	830,118	725,591
Deferred charges and other assets, net	52,043	52,084
Investment in joint venture	7,716	43,334
Funds restricted for construction activity		47
Goodwill	33,866	31,184
Total assets	5,741,038	5,406,752
Aqua America stockholders' equity:
Common stock at $.50 par value, authorized 300,000,000 shares, issued 179,363,660 and 178,591,254 in 2015 and 2014	89,682	89,296
Capital in excess of par value	773,585	758,145
Retained earnings	930,061	849,952
Treasury stock, at cost, 2,819,569 and 1,837,984 shares in 2015 and 2014	(68,085)	(42,838)
Accumulated other comprehensive income	687	788
Total Aqua America stockholders' equity	1,725,930	1,655,343
Noncontrolling interest		40
Total equity	1,725,930	1,655,383
Long-term debt, excluding current portion	$ 1,743,612	$ 1,560,655
Commitments and contingencies (See Note 9)
Current liabilities:
Current portion of long-term debt	$ 35,593	$ 58,615
Loans payable	16,721	18,398
Accounts payable	56,452	63,035
Accrued interest	12,651	12,437
Accrued taxes	21,887	31,462
Other accrued liabilities	49,895	41,388
Total current liabilities	193,199	225,335
Deferred credits and other liabilities:
Deferred income taxes and investment tax credits	1,118,923	1,000,791
Customers' advances for construction	86,934	78,301
Regulatory liabilities	259,507	278,317
Other	100,498	109,692
Total deferred credits and other liabilities	1,565,862	1,467,101
Contributions in aid of construction	512,435	498,278
Total liabilities and equity	$ 5,741,038	$ 5,406,752